Classification of operating expenses by nature	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Classification of operating expenses by nature	Classification of operating expenses by nature
Details of classification of expenses by nature for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

	Year ended December 31,
	2025	2024	2023
Personnel expenses	$23,967	$33,322	$29,713
Depreciation and amortization	6,141	3,289	728
Depreciation of right-of-use assets	1,307	1,897	2,738
Taxes and dues	17,832	8,223	1,308
Fees and commissions	116,283	110,066	102,886
Advertising expenses	51,932	39,576	45,163
Other expenses	7,583	8,269	7,695
Total (1)	$225,045	$204,642	$190,231
(1)Represents the sum of cost of revenue, sales and marketing, research and development, and general and administrative expenses as presented in the consolidated statement of comprehensive income.